Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: January 11, 2023

Payment Date	1/17/2023
Collection Period Start	12/1/2022
Collection Period End	12/31/2022
Interest Period Start	12/15/2022
Interest Period End	1/16/2023

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$25,049,759.30	$14,009,012.80	$11,040,746.50	0.024054	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$191,795,759.30	$14,009,012.80	$177,786,746.50

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$195,322,625.38	$181,313,612.58	0.128523
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$195,322,625.38	$181,313,612.58
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$25,049,759.30	1.92000%	30/360	$40,079.61
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$191,795,759.30			$328,067.77

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$195,322,625.38	$181,313,612.58
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$195,322,625.38	$181,313,612.58
Number of Receivable Outstanding	27,881	26,922
Weight Average Contract Rate	4.75%	4.76%
Weighted Average Remaining Term (months)	23	22

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$782,596.00
Principal Collections	$13,952,953.53
Liquidation Proceeds	$63,998.29
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$14,799,547.82
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$14,799,547.82

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$162,768.85	$162,768.85	$—	$—	$14,636,778.97
Interest - Class A-1 Notes	$—	$—	$—	$—	$14,636,778.97
Interest - Class A-2 Notes	$—	$—	$—	$—	$14,636,778.97
Interest - Class A-3 Notes	$40,079.61	$40,079.61	$—	$—	$14,596,699.36
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$14,393,476.76
First Allocation of Principal	$—	$—	$—	$—	$14,393,476.76
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$14,368,082.36
Second Allocation of Principal	$—	$—	$—	$—	$14,368,082.36
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$14,340,336.63
Third Allocation of Principal	$—	$—	$—	$—	$14,340,336.63
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$14,308,711.20
Fourth Allocation of Principal	$10,482,146.72	$10,482,146.72	$—	$—	$3,826,564.48
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,826,564.48
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$299,698.40
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$299,698.40
Remaining Funds to Certificates	$299,698.40	$299,698.40	$—	$—	$—
Total	$14,799,547.82	$14,799,547.82	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$195,322,625.38	$181,313,612.58
Note Balance	$191,795,759.30	$177,786,746.50
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	9	$56,059.27
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	92	$63,998.29
Monthly Net Losses (Liquidation Proceeds)			$(7,939.02)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.12)%
Second Preceding Collection Period			0.13%
Preceding Collection Period			(0.24)%
Current Collection Period			(0.05)%
Four-Month Average Net Loss Ratio			(0.07)%
Cumulative Net Losses for All Periods			$1,970,684.35
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.44%	83	$796,289.11
60-89 Days Delinquent	0.18%	34	$326,220.82
90-119 Days Delinquent	0.03%	5	$50,118.31
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.65%	122	$1,172,628.24

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$30,862.31
Total Repossessed Inventory		4	$48,125.05

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		39	$376,339.13
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.16%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.13	0.07%	14	0.05%